Stock-Based Compensation Plans - Assumptions Used in Black - Scholes Model for Each Grant (Details)	6 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Stock-Based Compensation Plans
Expected volatility (%)	28.30%	30.00%
Risk-free rate (%)	2.80%	3.70%
Expected option life (years)	5 years	5 years